Goodwill - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Goodwill [Line Items]
Goodwill impairment provision	¥ 403,076	$ 55,221	¥ 354,039	¥ 0
Goodwill, gross	913,500		910,600	857,100
GoodwillI, accumulated impairment losses	¥ 758,500		¥ 354,000	¥ 0